Consolidated Income Statement and Total Assets Information by Major Geographic Area (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Total revenue	[1]	¥ 3,258,900	¥ 2,505,600	¥ 2,862,800
Total expenses	[2]	1,991,200	1,779,300	1,977,600
Income before income tax expense		1,267,653	726,343	885,180
Net income		830,233	500,235	881,156
Total assets at end of fiscal year		190,119,734	175,699,346	178,747,000
Japan
Segment Reporting Information [Line Items]
Total revenue	[1]	2,396,900	1,783,900	2,190,700
Total expenses	[2]	1,459,900	1,397,300	1,668,900
Income before income tax expense		937,000	386,600	521,800
Net income		565,600	198,900	524,700
Total assets at end of fiscal year		127,473,500	124,557,700	126,768,800
United States of America
Segment Reporting Information [Line Items]
Total revenue	[1]	324,100	273,800	295,900
Total expenses	[2]	210,800	129,100	132,700
Income before income tax expense		113,300	144,700	163,200
Net income		79,700	129,900	171,500
Total assets at end of fiscal year		31,074,900	24,014,800	28,040,800
Others
Segment Reporting Information [Line Items]
Total revenue	[1]	102,400	76,100	87,800
Total expenses	[2]	24,300	15,500	7,800
Income before income tax expense		78,100	60,600	80,000
Net income		76,200	59,800	80,800
Total assets at end of fiscal year		4,871,000	3,513,000	3,128,000
Europe
Segment Reporting Information [Line Items]
Total revenue	[1]	211,800	152,900	125,800
Total expenses	[2]	133,800	96,300	48,400
Income before income tax expense		78,000	56,600	77,400
Net income		74,300	54,000	75,000
Total assets at end of fiscal year		10,880,600	10,784,500	10,591,200
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	[1]	223,700	218,900	162,600
Total expenses	[2]	162,400	141,100	119,800
Income before income tax expense		61,300	77,800	42,800
Net income		34,400	57,600	29,200
Total assets at end of fiscal year		¥ 15,819,700	¥ 12,829,300	¥ 10,218,200

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.